FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2022
FINANCIAL ASSETS

7.	FINANCIAL ASSETS

The breakdown of the carrying amount of the items presented under this heading at December 31, 2022 and 2021 is as follows:

	Amortized Cost
12/31/2022	Debt Instruments	Carrying Amount	Fair Value
Current financial assets:	68,325	68,325	68,325
Trade receivables and other current assets (Note 8)	7,742	7,742	7,742
Current financial assets	6,775	6,775	6,775
Of which:
with related parties (Note 14)	-	-	-
Cash and cash equivalents	53,808	53,808	53,808

	Amortized Cost
12/31/2021	Debt Instruments	Carrying Amount	Fair Value
Current financial assets:	104,669	104,513	104,513
Trade receivables and other current assets (Note 8)	5,862	5,706	5,706
Current financial assets	3,899	3,899	3,899
Of which:
with related parties (Note 14)	76	76	76
Cash and cash equivalents	94,908	94,908	94,908

Cash and cash equivalents as of December 31, 2022 decreased by €41,100 thousand compared to December 31, 2021 mainly due the 2022 Operating loss and the lack of financing activities in the period.

As of December 31, 2021 Cash and cash equivalents mainly include the cash received as a result of the 2021 Merger described in Note 1 of €89,366 thousand in exchange of shares of the Company.

Cash and cash equivalents also include restricted cash related to Spanish clients where the regulation obliges the Group to maintain 1 euro as restricted cash for each euro the customer has in the virtual wallet. As of December 31, 2022 and 2021 it amounted to €4,829 and €3,548 thousand, respectively.

Trade receivables and other current assets include deposits made by customers through retail sport betting terminals, owned by other entities of Codere Group, to its online wallets amounting to €3,357 and €1,926 thousand as of December 31, 2022 and 2021, respectively.

Current financial assets mainly correspond to deposits made by customers through payment service providers to its online wallets amounting to €6,455 and €3,728 thousand as of December 31, 2022 and 2021, respectively. These deposits are normally settled and appear in the online account between one to fifteen days after the transaction, depending on each payment service provider and are recognized as current financial assets.

Current financial assets from related parties correspond to the tax returns from Codere Group, by which the Group has not recognized any receivable as of December 31, 2022 and has recognized a receivable amounting to €76 thousand (see Note 14) as of December 31, 2021. These receivables are normally recognized as current financial assets.

The expected credit losses recognized on current financial assets as of December 31, 2022 and 2021 amounted to €138 and €55 thousand, respectively.